[Ameritas Life Insurance Corp. Logo]
                                                                 5900 "O" Street
                                                              Lincoln, NE  68510
                                                                    402-467-1122

October 30, 2009

                                                    Via EDGAR and overnight mail

Sally Samuel, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549


Re: Ameritas Life Insurance Corp. ("Depositor" or "Ameritas") and Ameritas Life Insurance Corp. Separate Account LLVA (1940 Act No. 811-07661) ("Registrant" or "Separate Account")
         Ameritas No-Load Variable Annuity (1933 Act No. 333-120972) Post-Effective Amendment No. 8 on Form N-4 Pursuant to Rule 485(a)

         Request for Selective Review Pursuant to Securities Act Release No. 6510 and Investment Company Act Release No. 13768

Dear Ms. Samuel:

Today, we are submitting via EDGAR, pursuant to Rule 485(a), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is December 31, 2009.

The Registrant is requesting selective review of this Post-Effective Amendment ("Amendment") pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of this request, the Registrant represents as follows:

     (a) The material provisions of this registration have been reviewed by the staff of the Division of Investment Management's Office of Insurance Products, with the exception of the revisions specified in this letter, as Registration Statement No. 333-120972 Post-Effective Amendment No. 6 filed on February 27, 2009.

     (b)  The primary purposes of this Amendment are to:

          (1)  increase certain current charges;
               Current charges for certain Policy and rider fees are increased; no increased fee exceeds the corresponding guaranteed maximum fee. The increased fees are reflected in the revised Examples of Expenses charts.

          (2) state clearly that we have the right to increase current charges, but not above the guaranteed maximum fee rates;
                    A statement is added to the beginning of each of the CHARGES and CHARGES EXPLAINED sections that "We may increase CURRENT FEES, but we guarantee that each CURRENT FEE will never exceed the corresponding GUARANTEED MAXIMUM FEE.

          (3) revise the disclosure regarding reliance on Rule 12h-7 under the Securities Exchange Act of 1934;
                    The previous text was included in a Rule 497(e) supplement filed with the Commission May 1, 2009 and the Rule 497(c) filing of that same date.

          (4) apply current GLWB fee rates to certain riders that were previously activated, but not if they are in the Withdrawal Phase.
                    Disclosure is added that current GLWB Rider fees will become effective on the next Policy Anniversary for all GLWB Riders except those in the Withdrawal Phase. Pursuant to the terms of the rider, fees for certain Policies will remain at the prior rates. These include Policies with GLWB Riders that entered the Withdrawal Phase prior to May 1, 2009 and with GLWB Riders that entered the Accumulation Phase prior to May 1, 2009 and then enter the Withdrawal Phase prior to their next Policy Anniversary date after January 1, 2010. For all other Policies with GLWB riders, including those that entered the Accumulation Phase prior to May 1, 2009, but do not enter the Withdrawal Phase prior to the next Policy Anniversary following January 1, 2010, the new current rider charge will be 0.95% for Single Life and 1.10% for Joint Spousal.

This filing does not amend or delete the Prospectus submitted to the Commission in a Rule 485(b) filing on April 21, 2009, other than as set forth in this Rule 485(a) amendment.

The Statement of Additional Information, including the financial statements for the subaccounts of the Registrant and for the Depositor for the period ended December 31, 2008, submitted to the Commission on April 21, 2009, is incorporated by reference in this filing.


We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847. Thank you for your assistance.


Sincerely,



/s/ Sally R. Bredensteiner
--------------------------

Sally R. Bredensteiner
Assistant Counsel


Enclosure